Shareholders' equity	12 Months Ended
Dec. 31, 2011
Shareholders' equity

Note 16—Shareholders’ equity

BNY Mellon has 3.5 billion authorized shares of common stock with a par value of $0.01 per share, 100 million authorized shares of preferred stock with a par value of $0.01 per share. At Dec. 31, 2011, 1,209,674,607 shares of common stock were outstanding. There were no shares of preferred stock outstanding at Dec. 31, 2011.

Temporary equity

Temporary equity was $114 million at Dec. 31, 2011 and $92 million at Dec. 31, 2010. Temporary equity represents amounts recorded for redeemable non-controlling interests resulting from equity-classified share-based payment arrangements that are currently redeemable or are expected to become redeemable. The current redemption value of such awards is classified as temporary equity and is adjusted to its redemption value at each balance sheet date.

Troubled Asset Relief Program

In 2008, BNY Mellon issued and sold to the U.S. Treasury $3 billion of preferred stock and a warrant to purchase shares of common stock in accordance with the terms of the Troubled Asset Relief Program Capital Purchase Program.

In 2009, BNY Mellon repurchased the Series B preferred stock for its $3 billion liquidation value. BNY Mellon recorded an after-tax redemption charge of $196.5 million in 2009, representing the difference between the amortized cost of the Series B preferred stock and the repurchase price.

Also in 2009, BNY Mellon repurchased for $136 million the warrant for 14,516,129 shares of our common stock.

Common stock repurchase program

On Dec. 18, 2007, the Board of Directors of BNY Mellon authorized the repurchase of up to 35 million shares of common stock. On March 22, 2011, the Board of Directors of BNY Mellon authorized the repurchase of up to an additional 13 million shares of common stock. In 2011, we repurchased 34.8 million shares in the open market, at an average price of $24.00 per share for a total of $835 million. At Dec. 31, 2011, 12.0 million common shares were available for repurchase under the program. There is no expiration date on the share repurchase authorizations.

Capital adequacy

Regulators establish certain levels of capital for bank holding companies and banks, including BNY Mellon and our bank subsidiaries, in accordance with established quantitative measurements. For the Parent to maintain its status as a financial holding company, our bank subsidiaries and BNY Mellon must, among other things, qualify as well capitalized.

As of Dec. 31, 2011 and 2010, BNY Mellon and our bank subsidiaries were considered well capitalized on the basis of the Basel I Total and Tier 1 capital to risk-weighted assets ratios and the leverage ratio (Basel I Tier 1 capital to quarterly average assets as defined for regulatory purposes).

Our consolidated and largest bank subsidiary, The Bank of New York Mellon, capital ratios are shown below.

Consolidated and largest bank subsidiary capital ratios (a)	Dec. 31,
	2011	2010
Consolidated capital ratios:
Tier 1	15.0%	13.4%
Total capital	17.0	16.3
Leverage	5.2	5.8
The Bank of New York Mellon capital ratios:
Tier 1	14.3%	11.4%
Total capital	17.7	15.3
Leverage	5.3	5.3
(a)	Determined under Basel I guidelines. For a banking institution to qualify as “well capitalized,” its Basel I Tier 1, Total (Tier 1 plus Tier 2) and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “adequately capitalized ,” Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

If a financial holding company such as BNY Mellon fails to qualify as well capitalized, it may lose its status as a financial holding company, which may restrict its ability to undertake or continue certain activities or make acquisitions that are not generally permissible for bank holding companies without financial holding company status. If a bank holding company such as BNY Mellon or bank such as The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as “well capitalized,” it may be subject to higher FDIC assessments.

If a bank holding company such as BNY Mellon or bank such as The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as adequately capitalized, regulatory sanctions and limitations are imposed. At Dec. 31, 2011, the amounts of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceed the well capitalized guidelines are as follows:

Capital above guidelines at Dec. 31, 2011
(in millions)	Consolidated	The Bank of New York Mellon
Tier 1 capital	$9,254	$7,241
Total capital	7,208	6,708
Leverage	565	618

The following table presents the components of our Basel I Tier 1 and total risk-based capital at Dec. 31, 2011 and 2010.

Components of Basel I Tier 1 and total risk-based capital (a)
	Dec. 31,
(in millions)	2011	2010 (b)
Tier 1 capital:
Common shareholders’ equity	$33,417	$32,354
Trust preferred securities	1,659	1,676
Adjustments for:
Goodwill and other intangibles (c)	(20,630)	(21,297)
Pensions/cash flow hedges	1,426	1,053
Securities valuation allowance	(450)	(170)
Merchant banking investments	(33)	(19)
Total Tier 1 capital	15,389	13,597
Tier 2 capital:
Qualifying unrealized gains on equity securities	2	5
Qualifying subordinated debt	1,545	2,381
Qualifying allowance for credit losses	497	571
Total Tier 2 capital	2,044	2,957
Total risk-based capital	$17,433	$16,554
Total risk-weighted assets	$102,255	$101,407
Average assets for leverage capital purposes	$296,484	$235,905
(a)	On a regulatory basis as determined under Basel I guidelines.
(b)	Includes discontinued operations.
(c)	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,459 million at Dec. 31, 2011 and $1,625 million at Dec. 31, 2010, and deferred tax liabilities associated with tax deductible goodwill of $967 million at Dec. 31, 2011 and $816 million at Dec. 31, 2010.